UNAUDITED CONDENSED INTERIM CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
CASH FLOWS FROM OPERATING ACTIVITIES
Profit before tax	$ 3,142	$ 1,080
Adjustments to reconcile profit (loss)
Depreciation expense	427	344
Amortization expense	75	26
Reversal of expected credit losses	(67)	0
Interest income	(3,164)	(3,952)
Interest expense	6	10
Net gains on financial assets at fair value through profit or loss	(9)	0
Net gains on financial liabilities at fair value through profit or loss	(1,036)	(46)
Share-based payment transactions	900	1,437
Changes in operating assets and liabilities, net of effects from business combinations
Accounts receivable	(359)	(134)
Current contract assets	126	1,214
Other receivables	(22)	0
Inventories	0	12
Other current assets	362	1,210
Current contract liabilities	4,309	1,622
Other payables	1,493	(51)
Other payables – related parties	16	3
Current provisions	(519)	(563)
Other current liabilities	(47)	(67)
Net defined benefit liability, non-current	0	1
Cash inflow generated from operations	5,633	2,146
Interest received	3,181	3,558
Interest paid	(6)	(10)
Income tax paid	(821)	(176)
Net cash flows from operating activities	7,987	5,518
CASH FLOWS FROM INVESTING ACTIVITIES
Acquisition of financial assets at fair value through profit or loss	(6,143)	0
Proceeds from disposal of financial assets at fair value through profit or loss	2,746	0
Acquisition of financial assets at amortized cost	(36,300)	(44,470)
Proceeds from disposal of financial assets at amortized cost	36,000	36,800
Acquisition of subsidiaries, net of cash acquired	(5,981)	0
Acquisition of property, plant and equipment	(165)	(259)
Proceeds from disposal of property, plant and equipment	1	0
Acquisition of intangible assets	0	(6)
Increase in guarantee deposits paid	(67)	(8)
Net cash flows used in investing activities	(9,909)	(7,943)
CASH FLOWS FROM FINANCING ACTIVITIES
Repayment of principal portion of lease liabilities	(303)	(239)
Net cash flows used in financing activities	(303)	(239)
Effects of exchange rates changes on cash and cash equivalents	441	(411)
Net decrease in cash and cash equivalents	(1,784)	(3,075)
Cash and cash equivalents at beginning of period	127,121	123,871
Cash and cash equivalents at end of period	$ 125,337	$ 120,796